EXPLORATION AND EVALUATION ASSETS AND EXPENDITURES - Disclosure of detailed information about option payments for concessions at Las Chispas Property in Sonora, Mexico (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) Concession	Dec. 31, 2019 USD ($) Concession	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Exploration And Evaluation Assets And Expenditures [Line Items]
Concession paid	$ 692,591		$ 3,303,260
Las Chispas, Sonora, Mexico [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Number of concessions | Concession	28	28
Future option payments		$ 150,000
Concession paid	$ 603,810	455,000	$ 3,654,045	$ 2,803,097
Prior option payments		595,000
Total option payments		$ 4,003,097
Las Chispas, Sonora, Mexico [Member] | 25 of the mining concessions [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Number of concessions | Concession	25	25
Mineral property interest		100.00%
Future option payments		$ 0
Concession paid		455,000		2,771,400
Prior option payments		595,000
Total option payments		$ 3,821,400
Las Chispas, Sonora, Mexico [Member] | One mining concession [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Number of concessions | Concession	1	1
Mineral property interest		67.00%
Future option payments		$ 0
Concession paid		0		$ 5,000
Prior option payments		0
Total option payments		$ 5,000
Las Chispas, Sonora, Mexico [Member] | Two Of Mining Concessions [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Number of concessions | Concession	2	2
Mineral property interest		0.00%		100.00%
Future option payments		$ 150,000
Concession paid		0		$ 26,697
Prior option payments		0
Total option payments		$ 176,697		$ 150,000